GOODWILL & INTANGIBLE ASSETS, NET - Changes in carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance of beginning	$ 79,156
Balance of end	240,299	$ 79,156
Changes in goodwill		$ 0	$ 0
Luna
Goodwill [Roll Forward]
Goodwill from acquisition	116,307
Bidalgo
Goodwill [Roll Forward]
Goodwill from acquisition	33,665
Balance of end	33,665
Soomla Inc
Goodwill [Roll Forward]
Goodwill from acquisition	10,379
Other acquisitions
Goodwill [Roll Forward]
Goodwill from acquisition	$ 792